Schedule of Investments
(unaudited)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 120 $ 11,641
Metals & Mining — 0.1%
Constellium SE , Class A
(a)
............... 1,919 28,555
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 2,330 39,983
Enterprise Products Partners LP ........... 809 25,297
MPLX LP .......................... 298 14,885
Plains All American Pipeline LP
(a)
.......... 117 1,996
Western Midstream Partners LP ........... 75 2,947
85,108
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,256 40,958
Total Common Stocks — 0 .8%
(Cost: $ 159,412 ) ................................. 166,262
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 16 16,471
ATI, Inc.
5.88% , 12/01/27 ................... 19 19,036
4.88% , 10/01/29 ................... 8 7,865
7.25% , 08/15/30 ................... 31 32,540
5.13% , 10/01/31 ................... 21 20,667
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 4 4,117
Bombardier, Inc.
(b)
6.00% , 02/15/28 ................... 33 33,083
8.75% , 11/15/30 ................... 13 14,019
7.25% , 07/01/31 ................... 6 6,360
7.00% , 06/01/32 ................... 14 14,633
6.75% , 06/15/33 ................... 35 36,525
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 10 9,761
Carpenter Technology Corp., 7.63%, 03/15/30 . 16 16,442
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 19 19,475
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 38 40,022
9.75% , 11/15/30 ................... 32 35,194
TransDigm, Inc.
(b)
6.38% , 03/01/29 ................... 43 43,963
6.63% , 03/01/32 ................... 35 36,034
6.00% , 01/15/33 ................... 49 49,543
6.38% , 05/31/33 ................... 64 64,720
6.25% , 01/31/34 ................... 11 11,313
6.75% , 01/31/34 ................... 88 90,988
622,771
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 15 15,586
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4 4,212
19,798
Automobile Components — 1.5%
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 9 8,985
7.75% , 10/15/33 ................... 10 10,078
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 53 54,171
6.75% , 02/15/30 ................... 28 28,924
6.75% , 09/15/32 ................... 38 38,842
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Dana, Inc.
4.25% , 09/01/30 ................... USD 6 $ 5,942
4.50% , 02/15/32 ................... 8 7,877
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,539
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 9 8,691
6.63% , 07/15/30 ................... 10 10,147
5.25% , 04/30/31 ................... 2 1,890
5.63% , 04/30/33 ................... 2 1,861
Icahn Enterprises LP
5.25% , 05/15/27 ................... 59 57,994
9.75% , 01/15/29 ................... 9 9,083
4.38% , 02/01/29 ................... 12 10,358
10.00% , 11/15/29
(b)
................. 14 14,062
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 39 39,071
319,515
Automobiles — 0.2%
(b)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 26 26,009
Rivian Holdings LLC, 10.00%, 01/15/31 ..... 13 12,102
38,111
Banks — 1.2%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 25,829
Bank of America Corp.
(e)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 65 67,632
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 30 30,383
Citigroup, Inc.
(e)(f)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 45 46,490
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 23 23,351
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 13 13,351
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 10 10,306
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 15 15,932
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(e) (f)
................. 13 13,662
246,936
Broadline Retail — 0.3%
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 15 14,167
3.63% , 10/01/31 ................... 30 27,190
6.13% , 09/15/33 ................... 20 20,176
61,533
Building Products — 2.6%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 17 17,301
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ....................... 13 13,530
Builders FirstSource, Inc.
6.38% , 03/01/34 ................... 11 11,331
6.75% , 05/15/35 ................... 12 12,530
CP Atlas Buyer, Inc., 9.75%, 07/15/30 ...... 4 4,189

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
EMRLD Borrower LP
6.63% , 12/15/30 ................... USD 109 $ 112,046
6.75% , 07/15/31 ................... 26 27,005
JELD-WEN, Inc.
4.88% , 12/15/27 ................... 16 15,614
7.00% , 09/01/32 ................... 9 7,600
JH North America Holdings, Inc.
5.88% , 01/31/31 ................... 14 14,214
6.13% , 07/31/32 ................... 13 13,316
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 ................... 21 20,806
9.75% , 07/15/28 ................... 14 14,031
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... 70 72,509
6.75% , 03/01/33 ................... 28 29,112
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 ................... 5 5,002
8.88% , 11/15/31 ................... 12 12,671
Standard Building Solutions, Inc.
6.50% , 08/15/32 ................... 34 34,885
6.25% , 08/01/33 ................... 36 36,482
Standard Industries, Inc.
4.75% , 01/15/28 ................... 2 1,983
4.38% , 07/15/30 ................... 24 23,011
3.38% , 01/15/31 ................... 20 18,111
Wilsonart LLC, 11.00%, 08/15/32 ......... 20 19,469
536,748
Capital Markets — 1.5%
Apollo Debt Solutions BDC
5.88% , 08/30/30
(b)
.................. 9 9,158
6.70% , 07/29/31 ................... 10 10,598
6.55% , 03/15/32
(b)
.................. 4 4,198
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 7 7,068
5.80% , 09/09/30
(b)
.................. 10 10,162
5.15% , 01/15/31
(b)
.................. 11 10,869
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 5 5,026
Blackstone Private Credit Fund, 6.00%, 11/22/34 39 39,938
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 25 25,708
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 5 5,180
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 3 3,095
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(f)
............ 35 34,701
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 19 17,859
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
24 24,579
Goldman Sachs Group, Inc. (The)
(e)(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25 25,968
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 49 49,731
HAT Holdings I LLC, 8.00%, 06/15/27
(b)
..... 4 4,164
Jane Street Group
(b)
6.13% , 11/01/32 ................... 3 3,041
6.75% , 05/01/33 ................... 8 8,309
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 8 8,263
8.00% , 08/01/33 ................... 13 13,473
321,088
Security
Par (000)
Par (000) Value
Chemicals — 3.2%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (g)
.......... USD 24 $ 20,480
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 11 10,954
Chemours Co. (The)
5.38% , 05/15/27 ................... 22 21,982
5.75% , 11/15/28
(b)
.................. 35 34,138
8.00% , 01/15/33
(b)
.................. 6 5,968
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 83 80,438
HB Fuller Co., 4.25%, 10/15/28 .......... 10 9,724
Ingevity Corp., 3.88%, 11/01/28
(b)
......... 9 8,647
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 10 9,901
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 11 11,192
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 20 19,600
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 202,755
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 16 16,122
6.25% , 08/15/33 ................... 14 14,297
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... 6 5,537
4.38% , 02/01/32 ................... 10 9,233
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 44 43,065
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 24 24,079
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 9 8,944
5.63% , 08/15/29 ................... 83 77,149
7.38% , 03/01/31 ................... 9 9,178
6.63% , 08/15/32 ................... 28 27,686
671,069
Commercial Services & Supplies — 5.2%
(b)
ADT Security Corp. (The)
4.88% , 07/15/32 ................... 14 13,558
5.88% , 10/15/33 ................... 26 26,000
Allied Universal Holdco LLC
6.88% , 06/15/30 ................... 40 41,113
7.88% , 02/15/31 ................... 229 240,106
APi Group DE, Inc.
4.13% , 07/15/29 ................... 14 13,493
4.75% , 10/15/29 ................... 8 7,843
Aramark Services, Inc., 5.00%, 02/01/28 ..... 13 12,939
Brink's Co. (The)
6.50% , 06/15/29 ................... 10 10,291
6.75% , 06/15/32 ................... 42 43,686
Clean Harbors, Inc., 6.38%, 02/01/31 ....... 5 5,120
Deluxe Corp., 8.13%, 09/15/29 .......... 8 8,354
Garda World Security Corp.
4.63% , 02/15/27 ................... 23 22,825
7.75% , 02/15/28 ................... 36 36,904
6.00% , 06/01/29 ................... 5 4,957
8.25% , 08/01/32 ................... 49 50,793
8.38% , 11/15/32 ................... 115 119,373
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 38 37,099
4.38% , 08/15/29 ................... 31 30,244
6.75% , 01/15/31 ................... 29 30,346
Madison IAQ LLC, 5.88%, 06/30/29 ........ 37 36,552
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ....................... 46 45,960
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 18 18,498
Reworld Holding Corp., 4.88%, 12/01/29 ..... 12 11,286
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 43 44,069

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Veritiv Operating Co., 10.50%, 11/30/30 ..... USD 8 $ 8,586
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 84 87,007
Williams Scotsman, Inc.
4.63% , 08/15/28 ................... 12 11,798
6.63% , 06/15/29 ................... 4 4,092
6.63% , 04/15/30 ................... 20 20,585
7.38% , 10/01/31 ................... 25 26,108
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 9 9,384
1,078,969
Communications Equipment — 0.3%
(b)
CommScope LLC, 4.75%, 09/01/29 ........ 47 46,698
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 7 6,600
53,298
Construction & Engineering — 0.8%
(b)
AECOM, 6.00%, 08/01/33 ............. 46 47,030
Arcosa, Inc., 4.38%, 04/15/29 ........... 38 36,951
Brand Industrial Services, Inc., 10.38%, 08/01/30 74 73,764
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 7 6,837
Pike Corp., 8.63%, 01/31/31 ............ 6 6,436
171,018
Consumer Finance — 1.5%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 10 10,488
7.25% , 01/15/31 ................... 7 7,289
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (f)
.... 3 3,080
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 4 4,234
6.88% , 04/15/29 ................... 21 21,777
5.88% , 03/15/30 ................... 13 13,179
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 21 21,654
Navient Corp.
9.38% , 07/25/30 ................... 10 11,053
7.88% , 06/15/32 ................... 18 18,940
OneMain Finance Corp.
6.63% , 05/15/29 ................... 17 17,474
5.38% , 11/15/29 ................... 27 26,694
7.88% , 03/15/30 ................... 24 25,396
6.13% , 05/15/30 ................... 19 19,241
4.00% , 09/15/30 ................... 15 13,943
7.50% , 05/15/31 ................... 7 7,318
7.13% , 11/15/31 ................... 8 8,296
6.75% , 03/15/32 ................... 25 25,463
7.13% , 09/15/32 ................... 13 13,429
6.50% , 03/15/33 ................... 25 25,039
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
25 26,598
320,585
Consumer Staples Distribution & Retail — 0.6%
(b)
Albertsons Cos., Inc., 6.25%, 03/15/33 ...... 19 19,431
KeHE Distributors LLC, 9.00%, 02/15/29 ..... 9 9,469
Performance Food Group, Inc.
4.25% , 08/01/29 ................... 9 8,742
6.13% , 09/15/32 ................... 37 37,900
United Natural Foods, Inc., 6.75%, 10/15/28 .. 11 10,999
US Foods, Inc.
4.75% , 02/15/29 ................... 27 26,596
7.25% , 01/15/32 ................... 13 13,611
126,748
Containers & Packaging — 2.4%
Ball Corp.
3.13% , 09/15/31 ................... 15 13,617
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.50% , 09/15/33
(b)
.................. USD 12 $ 12,129
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 25 25,285
6.88% , 01/15/30 ................... 26 26,671
8.75% , 04/15/30 ................... 26 26,708
6.75% , 04/15/32 ................... 77 78,991
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 41 41,414
LABL, Inc.
(b)
5.88% , 11/01/28 ................... 19 14,721
9.50% , 11/01/28 ................... 33 28,035
8.63% , 10/01/31 ................... 14 10,285
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 189 190,853
9.25% , 04/15/27 ................... 14 14,032
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 18 17,665
5.00% , 04/15/29 ................... 3 2,983
6.50% , 07/15/32 ................... 9 9,322
512,711
Distributors — 0.3%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 18 18,678
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 5 4,776
6.50% , 07/15/32 ................... 28 28,697
52,151
Diversified Consumer Services — 0.6%
Service Corp. International
3.38% , 08/15/30 ................... 2 1,853
4.00% , 05/15/31 ................... 26 24,514
5.75% , 10/15/32 ................... 55 55,719
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 43 45,306
127,392
Diversified REITs — 0.5%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(h)
.... 4 4,200
Global Net Lease, Inc., 3.75%, 12/15/27 ..... 7 6,794
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 28 26,979
Uniti Group LP, 10.50%, 02/15/28 ......... 70 73,724
111,697
Diversified Telecommunication Services — 5.4%
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 25 24,833
6.38% , 09/01/29
(b)
.................. 69 69,948
4.75% , 03/01/30
(b)
.................. 45 43,181
4.50% , 08/15/30
(b)
.................. 5 4,722
4.25% , 02/01/31
(b)
.................. 19 17,503
7.38% , 03/01/31
(b)
.................. 50 51,589
4.75% , 02/01/32
(b)
.................. 40 36,990
4.50% , 05/01/32 ................... 2 1,820
4.25% , 01/15/34
(b)
.................. 95 82,134
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 10 9,994
5.00% , 05/01/28
(b)
.................. 49 48,890
6.75% , 05/01/29
(b)
.................. 5 5,050
5.88% , 11/01/29 ................... 10 10,525
6.00% , 01/15/30
(b)
.................. 15 15,176
8.75% , 05/15/30
(b)
.................. 104 108,643
8.63% , 03/15/31
(b)
.................. 15 15,814
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 2 1,731
4.88% , 06/15/29 ................... 58 54,526
4.50% , 04/01/30 ................... 43 39,520
3.88% , 10/15/30 ................... 6 5,238

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.00% , 04/15/31 ................... USD 3 $ 2,840
6.88% , 06/30/33 ................... 111 113,468
7.00% , 03/31/34 ................... 109 110,887
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... 14 13,278
4.13% , 04/15/30 ................... 14 13,273
10.00% , 10/15/32 .................. 12 12,516
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 20 22,156
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 83 85,978
Zayo Group Holdings, Inc.
(b)(f)
6.25% , 03/09/30 ................... 91 87,345
9.00% , 09/09/30 ................... 22 20,839
1,130,407
Electric Utilities — 1.9%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 16 16,517
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(f)
............ 9 9,506
NextEra Energy Capital Holdings, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 8 8,598
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 15 15,575
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 26 26,031
6.00% , 02/01/33 ................... 44 44,685
5.75% , 01/15/34 ................... 35 34,965
6.25% , 11/01/34 ................... 44 45,104
6.00% , 01/15/36 ................... 92 92,013
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
6 5,848
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 29 30,688
6.88% , 04/15/32 ................... 23 24,055
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 35 36,680
390,265
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 22 21,483
Electronic Equipment, Instruments & Components — 0.5%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 31 30,572
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 50 48,258
3.75% , 02/15/31 ................... 27 24,917
Zebra Technologies Corp., 6.50%, 06/01/32 ... 7 7,190
110,937
Energy Equipment & Services — 2.0%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 9 9,001
6.25% , 04/01/28 ................... 34 34,047
6.63% , 09/01/32 ................... 26 26,670
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 11 11,657
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 9 9,164
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 33 34,243
6.50% , 10/01/33 ................... 19 19,345
6.75% , 10/01/35 ................... 14 14,375
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 4 4,060
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 8 8,280
Oceaneering International, Inc., 6.00%, 02/01/28 5 5,062
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 15 14,883
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 12 12,869
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean International Ltd.
(b)
8.00% , 02/01/27 ................... USD 25 $ 24,965
8.25% , 05/15/29 ................... 7 6,901
8.75% , 02/15/30 ................... 5 5,524
8.50% , 05/15/31 ................... 10 9,801
7.88% , 10/15/32 ................... 11 11,000
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 31 31,971
6.25% , 10/01/33 ................... 32 32,122
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 33 34,249
Weatherford International Ltd.
(b)
8.63% , 04/30/30 ................... 37 37,823
6.75% , 10/15/33 ................... 29 29,020
427,032
Entertainment — 0.6%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 5 5,197
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 9 7,805
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 16 15,894
3.75% , 01/15/28 ................... 7 6,830
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 5 4,590
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
16 15,173
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 100 79,832
135,321
Financial Services — 3.6%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(f)
..... 20 19,868
Block, Inc.
2.75% , 06/01/26 ................... 3 2,961
5.63% , 08/15/30
(b)
.................. 20 20,263
6.50% , 05/15/32 ................... 96 99,360
6.00% , 08/15/33
(b)
.................. 40 40,962
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(f)
............ 13 13,343
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(b)
...................... 15 15,055
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 16 16,835
9.13% , 05/15/31 ................... 19 20,207
8.38% , 04/01/32 ................... 8 8,385
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 11 11,195
Nationstar Mortgage Holdings, Inc.
(b)
6.00% , 01/15/27 ................... 2 2,000
6.50% , 08/01/29 ................... 30 30,777
5.13% , 12/15/30 ................... 11 11,097
5.75% , 11/15/31 ................... 12 12,126
7.13% , 02/01/32 ................... 44 45,927
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 14 14,858
7.13% , 11/15/30 ................... 8 8,330
6.88% , 05/15/32 ................... 26 26,941
6.75% , 02/15/34 ................... 10 10,201
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... 72 73,895
6.38% , 08/01/33 ................... 57 58,831
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 23 22,529
3.88% , 03/01/31 ................... 3 2,801
4.00% , 10/15/33 ................... 2 1,827
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 84 86,847

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 25 $ 25,432
6.25% , 03/15/31 ................... 11 10,948
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 9 9,204
WEX, Inc., 6.50%, 03/15/33
(b)
........... 21 21,447
744,452
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 6 5,814
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(g)
.............. 74 74,826
Chobani LLC
4.63% , 11/15/28 ................... 33 32,631
7.63% , 07/01/29 ................... 49 51,095
Darling Ingredients, Inc., 6.00%, 06/15/30 .... 12 12,115
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 3 3,166
9.63% , 09/15/32 ................... 6 6,478
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 ................... 18 17,284
4.38% , 01/31/32 ................... 27 25,518
Post Holdings, Inc.
4.50% , 09/15/31 ................... 4 3,737
6.25% , 02/15/32 ................... 5 5,140
6.38% , 03/01/33 ................... 19 19,177
6.25% , 10/15/34 ................... 19 19,158
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 11 10,545
286,684
Gas Utilities — 0.1%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(f)
................. 12 12,413
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 6 6,281
Suburban Propane Partners LP, 5.00%, 06/01/31 6 5,709
24,403
Ground Transportation — 0.3%
(b)
EquipmentShare.com, Inc., 8.00%, 03/15/33 .. 8 8,550
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 32 32,517
Hertz Corp. (The), 12.63%, 07/15/29 ....... 9 9,541
Watco Cos. LLC, 7.13%, 08/01/32 ........ 5 5,175
55,783
Health Care Equipment & Supplies — 1.5%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 6 5,902
3.88% , 11/01/29 ................... 23 21,872
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 84 87,544
Insulet Corp., 6.50%, 04/01/33 ........... 14 14,555
Medline Borrower LP
3.88% , 04/01/29 ................... 27 26,040
6.25% , 04/01/29 ................... 16 16,406
5.25% , 10/01/29 ................... 113 112,023
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 11 11,503
Sotera Health Holdings LLC, 7.38%, 06/01/31 . 12 12,600
308,445
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 6 6,229
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 28 27,556
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... 29 28,149
5.25% , 05/15/30 ................... 43 38,900
4.75% , 02/15/31 ................... 11 9,512
10.88% , 01/15/32 .................. 23 24,359
9.75% , 01/15/34 ................... 50 51,225
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... USD 21 $ 21,806
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 8 8,264
6.75% , 07/15/33 ................... 10 10,312
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
6 5,701
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 48 46,542
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 10 10,829
11.00% , 10/15/30 .................. 37 40,780
8.38% , 02/15/32 ................... 29 30,906
10.00% , 06/01/32 .................. 16 16,799
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... 15 15,167
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 13 12,537
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 3 3,120
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 50 52,860
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
82 84,234
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 62 64,187
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
23 23,552
633,526
Health Care REITs — 0.3%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 8 8,131
MPT Operating Partnership LP, 8.50%, 02/15/32 49 52,065
60,196
Health Care Technology — 0.3%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 57 58,604
Hotel & Resort REITs — 1.3%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 12 12,371
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 7 7,104
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 16 15,692
6.50% , 04/01/32 ................... 45 46,264
6.50% , 06/15/33 ................... 25 25,747
RLJ Lodging Trust LP
(b)
3.75% , 07/01/26 ................... 11 10,889
4.00% , 09/15/29 ................... 8 7,555
Service Properties Trust
0.00% , 09/30/27
(b) (i)
................. 15 13,223
8.63% , 11/15/31
(b)
.................. 86 91,564
8.88% , 06/15/32 ................... 30 30,168
XHR LP, 6.63%, 05/15/30
(b)
............. 7 7,192
267,769
Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC
(b)
5.63% , 09/15/29 ................... 9 9,108
4.00% , 10/15/30 ................... 16 15,079
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 18 17,660
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 24 24,687
6.50% , 02/15/32 ................... 44 44,879
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 11 11,272
5.75% , 08/01/32 ................... 7 7,124
6.13% , 02/15/33 ................... 43 44,077
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 28 27,627
5.75% , 04/01/30 ................... 29 28,974
6.75% , 05/01/31 ................... 54 55,342
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 12 11,421
6.75% , 01/15/30 ................... 4 3,754

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 22 $ 21,754
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 03/15/33 ................... 36 36,749
5.75% , 09/15/33 ................... 4 4,053
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 14 14,369
7.50% , 09/01/31 ................... 11 11,440
6.25% , 10/01/33 ................... 14 14,024
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 19 19,367
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
21 17,209
MGM Resorts International, 6.13%, 09/15/29 .. 23 23,409
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 11 10,693
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 15 15,586
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 26 25,999
6.75% , 02/01/32 ................... 19 19,540
6.25% , 09/15/33 ................... 40 40,207
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... 10 5,400
5.88% , 09/01/31 ................... 13 6,702
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 3 3,149
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 10 10,133
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
8 8,071
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 10 10,143
10.75% , 11/15/29 .................. 21 20,295
11.13% , 07/15/30 .................. 23 22,274
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
22 20,454
Six Flags Entertainment Corp., 5.38%, 04/15/27 6 5,984
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 16 15,731
4.63% , 12/01/31 ................... 15 14,150
6.63% , 03/15/32 ................... 14 14,381
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... 10 10,062
6.50% , 05/15/32 ................... 22 22,747
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 16 16,006
7.00% , 02/15/29 ................... 3 3,015
9.13% , 07/15/31 ................... 48 51,519
5.88% , 10/15/33 ................... 35 35,025
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 8 7,993
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 16 16,920
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 40 40,062
7.13% , 02/15/31 ................... 29 31,214
6.25% , 03/15/33 ................... 23 23,356
990,189
Household Durables — 1.0%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 8 7,573
6.88% , 08/01/33 ................... 8 8,069
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 4 3,997
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 17 16,200
4.88% , 02/15/30 ................... 15 14,068
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 10 10,088
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 6 6,225
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 3 3,146
Security
Par (000)
Par (000) Value
Household Durables (continued)
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... USD 16 $ 16,407
8.38% , 10/01/33 ................... 18 18,454
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 8 8,399
7.00% , 11/15/32 ................... 15 14,646
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 11 10,617
Meritage Homes Corp., 1.75%, 05/15/28
(h)
.... 22 22,516
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 14 14,700
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 11 11,635
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 2 1,920
3.88% , 10/15/31 ................... 4 3,663
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 8 8,383
Whirlpool Corp.
6.13% , 06/15/30 ................... 5 5,039
6.50% , 06/15/33 ................... 10 9,980
215,725
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 10 9,499
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(f)
............ 17 17,610
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 2 1,976
3.75% , 01/15/32 ................... 24 21,543
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 6 6,352
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(b) (e) (f)
..................... 10 10,229
XPLR Infrastructure LP
(b)(h)
0.00% , 11/15/25
(i)
.................. 37 36,722
2.50% , 06/15/26 ................... 34 33,150
127,582
Insurance — 7.0%
(b)
Acrisure LLC, 6.75%, 07/01/32 ........... 7 7,208
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 41 40,319
6.75% , 10/15/27 ................... 47 47,101
5.88% , 11/01/29 ................... 51 50,734
7.00% , 01/15/31 ................... 72 74,393
7.38% , 10/01/32 ................... 117 120,561
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 10 10,203
4.88% , 06/30/29 ................... 21 20,410
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33 .. 20 20,473
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 17 17,741
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 209,278
Howden UK Refinance plc
7.25% , 02/15/31 ................... 107 110,164
8.13% , 02/15/32 ................... 59 61,212
HUB International Ltd.
7.25% , 06/15/30 ................... 150 156,436
7.38% , 01/31/32 ................... 236 245,756
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 32 33,620
6.88% , 10/01/33 ................... 20 19,895
Nassau Cos. of New York (The), 7.88%, 07/15/30 6 6,128
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 154 160,178
Ryan Specialty LLC
4.38% , 02/01/30 ................... 9 8,720
5.88% , 08/01/32 ................... 15 15,168

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 7.50%, 01/15/32 ............. USD 30 $ 31,460
1,467,158
Interactive Media & Services — 0.3%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 35 35,774
6.88% , 03/15/34 ................... 17 17,206
52,980
IT Services — 0.5%
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 17 17,557
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
56 58,634
Twilio, Inc.
3.63% , 03/15/29 ................... 12 11,435
3.88% , 03/15/31 ................... 17 15,985
103,611
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 2 1,863
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 6 5,681
7,544
Machinery — 1.8%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 21 21,554
ATS Corp., 4.13%, 12/15/28 ............ 9 8,623
Chart Industries, Inc., 7.50%, 01/01/30 ...... 31 32,263
Enpro, Inc., 6.13%, 06/01/33 ............ 9 9,198
Esab Corp., 6.25%, 04/15/29 ............ 16 16,437
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ....................... 6 5,115
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 64 66,892
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 8 8,394
Terex Corp., 6.25%, 10/15/32 ........... 10 10,187
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 199,293
Wabash National Corp., 4.50%, 10/15/28 .... 8 7,422
385,378
Media — 6.7%
Cable One, Inc.
(h)
0.00% , 03/15/26
(i)
.................. 5 4,870
1.13% , 03/15/28 ................... 28 23,898
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 25 24,954
7.50% , 06/01/29 ................... 57 55,359
7.88% , 04/01/30 ................... 63 66,152
7.13% , 02/15/31 ................... 50 51,683
7.50% , 03/15/33 ................... 68 71,099
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 12 11,021
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 185,152
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 21 20,976
8.88% , 02/01/30 ................... 28 27,656
10.00% , 02/15/31 .................. 20 19,971
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 49 48,147
5.75% , 12/01/28 ................... 46 44,098
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 99 104,767
EchoStar Corp.
10.75% , 11/30/29 .................. 47 51,588
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(g)
..................... 150 151,387
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 22 23,788
9.63% , 07/15/32 ................... 24 24,519
7.25% , 08/15/33 ................... 31 30,719
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 12 11,912
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... USD 14 $ 14,424
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 45 44,176
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 4 3,980
4.25% , 01/15/29 ................... 34 32,657
4.63% , 03/15/30 ................... 6 5,766
7.38% , 02/15/31 ................... 16 16,879
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
34 34,893
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 12 11,835
5.00% , 08/01/27 ................... 46 45,779
4.00% , 07/15/28 ................... 4 3,865
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 8 7,771
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 70 72,536
8.50% , 07/31/31 ................... 23 23,751
9.38% , 08/01/32 ................... 23 24,510
1,396,538
Metals & Mining — 2.2%
(b)
Arsenal AIC Parent LLC
8.00% , 10/01/30 ................... 30 31,764
11.50% , 10/01/31 .................. 69 76,633
Big River Steel LLC, 6.63%, 01/31/29 ...... 72 72,028
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 ...... 25 25,477
ERO Copper Corp., 6.50%, 02/15/30 ....... 24 23,860
Kaiser Aluminum Corp.
4.63% , 03/01/28 ................... 34 33,619
4.50% , 06/01/31 ................... 59 55,609
New Gold, Inc., 6.88%, 04/01/32 ......... 20 20,948
Novelis Corp.
4.75% , 01/30/30 ................... 24 23,128
6.88% , 01/30/30 ................... 20 20,740
3.88% , 08/15/31 ................... 39 35,556
6.38% , 08/15/33 ................... 37 37,382
456,744
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 9 9,463
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 14 13,668
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 16 16,800
6.00% , 04/15/30 ................... 5 5,076
6.50% , 07/01/30 ................... 10 10,344
6.50% , 10/15/30 ................... 18 18,593
73,944
Multi-Utilities — 0.0%
(f)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... 4 4,243
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. 5 5,174
9,417
Oil, Gas & Consumable Fuels — 8.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 19 19,815
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
15 14,945
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 10 12,082
5.88% , 06/30/29 ................... 28 27,942
6.63% , 07/15/33 ................... 10 10,167
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 14 14,517
7.25% , 07/15/32 ................... 11 11,568

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. USD 2 $ 2,073
6.75% , 02/01/30
(b)
.................. 4 4,155
5.85% , 11/15/43 ................... 8 7,461
5.60% , 10/15/44 ................... 8 7,272
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 38 39,564
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 4 4,053
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 33 34,293
Civitas Resources, Inc., 8.38%, 07/01/28
(b)
... 8 8,292
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,548
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 5 5,187
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 32 31,909
5.88% , 01/15/30 ................... 25 24,076
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 18 17,876
7.38% , 01/15/33 ................... 21 20,447
8.38% , 01/15/34 ................... 22 22,290
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 17 17,287
Enbridge, Inc.
(f)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 10 10,604
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 13 13,754
Energy Transfer LP
(f)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(e)
....................... 7 7,233
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 31 33,127
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 19 19,667
EQT Corp., 4.50%, 01/15/29 ............ 3 3,000
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 12 12,774
Genesis Energy LP
7.75% , 02/01/28 ................... 9 9,063
7.88% , 05/15/32 ................... 22 22,945
8.00% , 05/15/33 ................... 8 8,368
Global Partners LP, 7.13%, 07/01/33
(b)
...... 8 8,200
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 9 9,236
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 7 7,151
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 17 17,533
4.25% , 02/15/30 ................... 7 6,784
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 ................... 9 8,866
6.00% , 04/15/30 ................... 1 983
6.25% , 04/15/32 ................... 1 959
8.38% , 11/01/33 ................... 16 16,804
6.88% , 05/15/34 ................... 25 24,036
7.25% , 02/15/35 ................... 9 8,796
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 4 4,152
6.63% , 01/15/34 ................... 18 18,353
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 38 37,359
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
...... 3 3,017
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 9 9,236
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 17 17,349
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50% , 04/15/32 ................... USD 19 $ 19,182
Murphy Oil Corp., 5.88%, 12/01/42
(j)
....... 3 2,623
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 16 16,405
8.38% , 02/15/32 ................... 51 52,257
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 39 39,551
7.88% , 10/15/33 ................... 28 27,889
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 11 11,249
Parkland Corp., 6.63%, 08/15/32
(b)
........ 13 13,358
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 7 6,911
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 15 15,233
7.00% , 01/15/32 ................... 16 16,594
6.25% , 02/01/33 ................... 33 33,616
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 12 12,493
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 2 1,984
Sunoco LP
(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(e) (f)
... 86 87,351
5.63% , 03/15/31 ................... 7 6,948
6.25% , 07/01/33 ................... 13 13,232
5.88% , 03/15/34 ................... 7 6,940
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 6 5,969
7.38% , 02/15/29 ................... 34 35,015
6.00% , 09/01/31 ................... 2 1,957
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 37 36,206
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
4 4,168
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 84 92,570
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(e) (f)
... 175 173,439
8.38% , 06/01/31 ................... 42 44,099
9.88% , 02/01/32 ................... 30 32,662
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 37 40,885
6.50% , 01/15/34 ................... 51 53,686
7.75% , 05/01/35 ................... 17 19,188
6.75% , 01/15/36 ................... 53 56,295
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 5 4,951
9.75% , 10/15/30 ................... 17 17,749
7.88% , 04/15/32
(b)
.................. 20 19,415
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 15 15,156
1,744,394
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 8 7,528
Passenger Airlines — 0.3%
(b)
American Airlines, Inc.
5.75% , 04/20/29 ................... 3 2,510
8.50% , 05/15/29 ................... 18 18,777
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 18 18,257
OneSky Flight LLC, 8.88%, 12/15/29 ....... 13 13,670
United Airlines, Inc., 4.63%, 04/15/29 ....... 9 8,862
62,076
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 22 22,148

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... USD 200 $ 205,010
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
10 10,342
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 4 3,580
11.00% , 09/30/28 .................. 96 99,842
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 34 33,320
352,094
Professional Services — 0.9%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 15 15,576
CACI International, Inc., 6.38%, 06/15/33 .... 25 25,789
CoreLogic, Inc., 4.50%, 05/01/28 ......... 100 96,960
KBR, Inc., 4.75%, 09/30/28 ............. 20 19,779
Science Applications International Corp.
4.88% , 04/01/28 ................... 10 9,899
5.88% , 11/01/33 ................... 14 14,004
182,007
Real Estate Management & Development — 0.5%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 21 21,455
7.00% , 04/15/30
(b)
.................. 6 6,072
9.75% , 04/15/30
(b)
.................. 9 9,822
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... 31 33,087
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
5 5,074
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... 18 17,267
4.38% , 02/01/31 ................... 11 10,313
103,090
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
23 22,589
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 5 5,051
MKS, Inc., 1.25%, 06/01/30
(h)
............ 25 27,375
ON Semiconductor Corp., 0.50%, 03/01/29
(h)
.. 14 12,917
45,343
Software — 6.5%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 235 233,077
Camelot Finance SA, 4.50%, 11/01/26 ...... 2 1,993
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 79 82,618
Central Parent LLC, 8.00%, 06/15/29 ....... 15 13,219
Central Parent, Inc., 7.25%, 06/15/29 ....... 4 3,444
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 75 72,176
4.88% , 07/01/29 ................... 55 51,977
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 145 146,308
9.00% , 09/30/29 ................... 241 249,967
8.25% , 06/30/32 ................... 107 113,500
Elastic NV, 4.13%, 07/15/29 ............ 30 28,797
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 45 45,716
Fair Isaac Corp.
4.00% , 06/15/28 ................... 19 18,478
6.00% , 05/15/33 ................... 67 67,834
McAfee Corp., 7.38%, 02/15/30 .......... 23 21,335
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 37 38,252
UKG, Inc., 6.88%, 02/01/31 ............. 145 149,616
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 31 29,383
1,367,690
Specialized REITs — 0.5%
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 31 31,620
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... 31 31,527
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
6.25% , 09/15/32 ................... USD 16 $ 16,042
SBA Communications Corp., 3.13%, 02/01/29 . 37 34,607
113,796
Specialty Retail — 1.9%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 10 10,289
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 9 8,890
4.75% , 03/01/30 ................... 2 1,948
5.00% , 02/15/32
(b)
.................. 2 1,920
Carvana Co.
(b)(g)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 46 48,576
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 96 108,835
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. 11 11,695
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. 9 9,207
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 7 6,854
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 35 34,291
8.25% , 08/01/31 ................... 14 14,807
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 10 9,988
Park River Holdings, Inc., 8.00%, 03/15/31
(b)
.. 10 10,127
Staples, Inc., 10.75%, 09/01/29
(b)
......... 8 7,910
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 116 115,655
400,992
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 13 13,762
5.88% , 07/15/30 ................... 14 14,244
8.50% , 07/15/31 ................... 18 19,056
47,062
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ............ 16 14,658
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31 ....... 20 18,569
35,344
Trading Companies & Distributors — 2.0%
(b)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 2,027
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 31 31,005
7.88% , 12/01/30 ................... 43 45,694
7.00% , 05/01/31 ................... 98 102,514
7.00% , 06/15/32 ................... 53 55,466
5.88% , 04/15/33 ................... 27 27,169
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 23 23,891
7.25% , 06/15/33 ................... 18 18,790
Imola Merger Corp., 4.75%, 05/15/29 ....... 15 14,589
QXO Building Products, Inc., 6.75%, 04/30/32 . 67 69,372
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 10 10,392
6.38% , 03/15/33 ................... 8 8,293
409,202
Total Corporate Bonds — 96 .7%
(Cost: $ 19,873,780 ) ............................... 20,259,109

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.1%
(f)
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. USD 4 $ 3,685
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 20 15,704
19,389
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.16%
,
12/21/29
(f)
.......... 4 4,414
Financial Services — 0.0%
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% 12/09/27
(f)
............ 2 2,309
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 26,862 ) ................................. 26,112
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a) (c)
........................ 140 126
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 126
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Aerospace & Defense — 0.1%
Boeing Co. (The) , 6.00% , 10/15/27
(h)
........ —
(l)
15,792
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(e) (f)
. 5 5,131
Electric Utilities — 0.2%
(e)(f)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 7 6,796
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 35 38,163
44,959
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(h)
..... USD —
(l)
$ 4,554
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (e) (f)
....................... 44 44,672
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(e) (f)
........... 30 30,112
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(h)
. —
(l)
20,660
Total Capital Trusts — 0 .8%
(Cost: $ 156,409 ) ................................. 165,880
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)(m)
Veritas Newco ....................... 61 1,388
Veritas Newco, Series G-1 ............... 42 959
2,347
Total Preferred Stocks — 0.0%
(Cost: $ 2,063 ) .................................. 2,347
Total Preferred Securities — 0 .8%
(Cost: $ 158,472 ) ................................. 168,227
Total Long-Term Investments — 98.4%
(Cost: $ 20,218,526 ) ............................... 20,619,836
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(n) (o)
................... 200,483 200,483
Total Short-Term Securities — 1 .0%
(Cost: $ 200,483 ) ................................. 200,483
Total Investments — 99 .4%
(Cost: $ 20,419,009 ) ............................... 20,820,319
Other Assets Less Liabilities — 0.6% .................... 133,016
Net Assets — 100.0% ...............................
$ 20,953,335
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(l)
Rounds to less than 1,000.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 335,134 $ — $ (134,651)
(a)
$ — $ — $ 200,483 200,483 $ 11,869 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 448,305 — (448,635) 27,965 (27,635) — — 4,187 —
$ 27,965 $ (27,635) $ 200,483 $ 16,056 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 26,019 EUR 22,000 Deutsche Bank AG 12/17/25 $ 75
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 645 $ 49,985 $ 49,673 $ 312
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 371 $ 16,612 $ (2,379) $ 18,991
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 259 11,130 (1,465) 12,595
$ 27,742 $ (3,844) $ 31,586
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock High Yield Portfolio

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 166,262 $ — $ — $ 166,262
Corporate Bonds ........................................ — 20,259,109 — 20,259,109
Floating Rate Loan Interests ................................. — 26,112 — 26,112
Other Interests .......................................... — 126 — 126
Preferred Securities
Aerospace & Defense .................................... 15,792 — — 15,792
Banks ............................................... — 5,131 — 5,131
Electric Utilities ........................................ — 44,959 — 44,959
Financial Services ...................................... 4,554 — — 4,554
Independent Power and Renewable Electricity Producers ............ — 44,672 — 44,672
IT Services ........................................... — — 2,347 2,347
Oil, Gas & Consumable Fuels ............................... — 30,112 — 30,112
Semiconductors & Semiconductor Equipment .................... 20,660 — — 20,660
Short-Term Securities
Money Market Funds ...................................... 200,483 — — 200,483
Unfunded Floating Rate Loan Interests
(a)
........................... — 87 — 87
$ 407,751 $ 20,410,308 $ 2,347 $ 20,820,406
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 312 $ — $ 312
Foreign currency exchange contracts ............................ — 75 — 75
Interest rate contracts ....................................... — 31,586 — 31,586
$ — $ 31,973 $ — $ 31,973
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
ETF Exchange-Traded Fund
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)